Accounts payable (Tables)	6 Months Ended
Jun. 30, 2018
Accounts payable
Schedule of accounts payable

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Scorpio Ship Management S.A.M. (SSM)	$2,754	$766
Scorpio Services Holding Limited (SSH)	245	190
Insurance liabilities - related party	155	2,163
Amounts due to a port agent - related party	144	60
Scorpio Commercial Management S.A.M. (SCM)	135	186
Scorpio LR2 Pool Limited	—	365
Scorpio Aframax Tanker Pool Limited	—	74
Scorpio LR1 Pool Limited	—	22
Accounts payable to related party	3,433	3,826

Suppliers	12,328	9,218
	$15,761	$13,044